John Hancock
Money Market Fund

SUMMARY PROSPECTUS 8–1–10 (as revised 1–7–11)

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the statement of additional information and most recent reports, online at www.jhfunds.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 1-800-225-5291 or by sending an e-mail request to info@jhfunds.com. The fund’s prospectus and statement of additional information both dated 8-1-10, and most recent financial highlights information included in the shareholder report, dated 3-31-10, are incorporated by reference into this Summary Prospectus.

 Class A: JHMXX            Class B: TSMXX            Class C: JMCXX

Investment objective

To seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Information about eligibility for waivers of the contingent deferred sales charges applicable to Class B shares and Class C shares is available on page 10 of the prospectus under “CDSC waivers” or pages 44 to 46 of the fund’s statement of additional information under “Waiver of Contingent Deferred Sales Charge.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	5.00	1.00

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A		Class B	Class C

Management fee	0.50		0.50	0.50

Distribution and service (12b-1) fees	0.25		1.00	1.00

Other expenses[1]	0.42		0.42	0.42

Total annual fund operating expenses	1.17		1.92	1.92

Contractual expense reimbursement[2]	−0.20	[3]	−0.10	−0.10

Total annual fund operating expenses after expense reimbursements	0.97		1.82	1.82

1	“Other expenses” reflect a change in the contractual transfer agency and services agreement effective July 1, 2010 and exclude certain one time fees incurred in the previous fiscal year. Without these changes, “Other expenses” would have been 0.41% and 0.43% for Class A and C shares, respectively.
2	Reflects adviser’s contractual agreement to limit the maximum annual rate of management fee to 0.40% of the fund’s average daily net assets until at least July 31, 2011.
3	Reflects distributor’s contractual agreement to limit the 12b-1 fee on Class A shares to 0.15% of the fund’s average daily net assets until at least July 31, 2011.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time period indicated (Kept column) and then a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C

Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	99	99	685	185	285	185

3 Years	352	352	893	593	593	593

5 Years	624	624	1,227	1,027	1,027	1,027

10 Years	1,403	1,403	2,040	2,040	2,235	2,235

A Money Market Fund

 John Hancock Money Market Fund

Principal investment strategies

The fund invests only in U.S.-dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. These securities may be issued by:

■	U.S. and foreign companies;
■	U.S. and foreign banks;
■	U.S. and foreign governments;
■	U.S. agencies, states and municipalities; and
■	international organizations such as the World Bank and the International Monetary Fund.

The fund may also invest in repurchase agreements based on these securities.

The fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Unlike the fund’s dollar-weighted average maturity, the fund’s dollar-weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. The fund does not invest in securities with remaining maturities of more than 13 months (in the case of securities in the highest rating category for short-term debt obligations assigned by nationally recognized statistical rating organizations (or unrated equivalents)) or 45 days (in the case of securities in the second-highest rating category (or unrated equivalents)) (Second Tier securities). The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer.

The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund.

In managing the fund, the subadviser searches aggressively for the best values on securities that meet the fund’s credit and maturity requirements. The subadviser tends to favor corporate securities and looks for relative yield advantages between, for example, a company’s secured and unsecured short-term debt obligations.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund’s shares could go down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk The amount of the distributions paid by the fund generally depends on the amount of income received by the fund on the securities it holds.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Past performance

Calendar year and average annual total returns The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance does not indicate future results. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling Signature Services at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Calendar year total returns — Class A (%)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
5.52	3.37	0.95	0.24	0.51	2.37	4.29	4.52	1.97	0.03

Total return The fund’s total return for the year-to-date as of June 30, 2010 was 0.00%.

Best quarter: Q3 ’00 and Q4 ’00, 1.45%

Worst quarter: Q3 ’09 and Q4 ’09, 0.00%

Average annual total returns (%)	1 Year	5 Year	10 Year

as of 12-31-09

Class A	0.03	2.62	2.36

Class B	−5.00	1.75	1.82

Class C	−0.99	1.94	1.73

Yield information

For the fund’s 7-day effective yield, call 1-800-225-5291.

Investment management

Investment adviser John Hancock Advisers, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Purchase and sale of fund shares

The minimum initial investment requirement for Class A, B and C shares of the fund is $2,500, except for Coverdell ESAs it is $2,000 and group investments it is $250. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our Web site: www.jhfunds.com; by mail: Mutual Fund Operations, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or by telephone: 1-800-225-5291.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

 John Hancock Money Market Fund

© 2010 John Hancock Funds, LLC    440SP 8–1–10 (as revised 1–7–11)    SEC file number: 811-02485